SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total principal balance	$ 278,461	$ 140,219
Unamortized debt discount	(25,725)	(12,282)
Total principal balance, net	252,736	127,937
First Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance
Date of Note	Oct. 07, 2025
Second Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance		140,219
Date of Note	Dec. 11, 2025
Third Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance	$ 26,678
Date of Note	Feb. 06, 2026
Fourth Stripe Loan [Member]
Short-Term Debt [Line Items]
Total principal balance	$ 251,783
Date of Note	Mar. 11, 2026